Income Taxes - Effective Income Tax Reconciliation (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Amount [Abstract]
U.S. Federal benefit at statutory rate			$ (6,085)	$ (3,993)
Permanent non deductible expenses for U.S. taxes			320	5
Change in state deferred			622	5,122
Return to actual			2,277	0
Other true ups			1,407	387
Section 382 NOL Limitation			35,438	0
Sale of New Jersey State NOLs			(1,508)	(10,872)
Valuation allowance for deferred tax assets			(33,979)	(1,521)
Tax provision (benefit)	$ (2,479)	$ 0	$ (1,508)	$ (10,872)